Inventories (Tables)	12 Months Ended
Feb. 28, 2025
Inventories [Abstract]
Schedule of Inventories
	As of February 28/29
Figures in Rand thousands	2025	2024

Vehicles	-	2,083
Other consumables	3,830	4,499
Total inventories	3,830	6,582